UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended            June 30, 2008

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            July 22, 2008

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      41

 Form 13F Information Table Value Total:      $    1,135,810
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 AIR PRODUCTS & CHEMICA     COM      009158106  11,369    115,000  SH       SOLE           115,000
 APACHE CORP.               COM      037411105  27,800    200,000  SH       SOLE           200,000
 BAKER HUGHES, INC..        COM      057224107  17,905    205,000  SH       SOLE           205,000
 CHEVRON CORP.              COM      166764100  90,704    915,000  SH       SOLE           915,000
 COMPLETE PRODUCTION SE     COM      20453E109  14,586    400,500  SH       SOLE           400,500
 CONOCOPHILLIPS             COM      20825C104  52,565    556,891  SH       SOLE           556,891
 DEVON ENERGY CORP.         COM      25179M103  37,250    310,000  SH       SOLE           310,000
 DUPONT EI DE NEMOURS       COM      263534109  6,755     157,500  SH       SOLE           157,500
 ENERGEN CORP.              COM      29265N108  27,310    350,000  SH       SOLE           350,000
 EOG RESOURCES INC.         COM      26875P101  26,240    200,000  SH       SOLE           200,000
 EQUITABLE RESOURCES IN     COM      294549100  30,386    440,000  SH       SOLE           440,000
 EXXON MOBIL CORP.          COM      30231G102 109,722   1,245,000 SH       SOLE          1,245,000
 FOREST OIL CORP            COM      346091705  2,756      37,000  SH       SOLE           37,000
 HALLIBURTON CO.            COM      406216101  31,842    600,000  SH       SOLE           600,000
 HERCULES OFFSHORE, INC     COM      427093109  22,812    600,000  SH       SOLE           600,000
 HESS CORPORATION           COM      42809H107  24,607    195,000  SH       SOLE           195,000
 INTERNATIONAL COAL GRO     COM      45928H106  39,150   3,000,000 SH       SOLE          3,000,000
 LUBRIZOL CORP              COM      549271104  6,255     135,000  SH       SOLE           135,000
 MARATHON OIL CO.           COM      565849106  12,449    240,000  SH       SOLE           240,000
 MASSEY ENERGY CO.          COM      576206106  21,638    230,808  SH       SOLE           230,808
 MDU RESOURCES GROUP, I     COM      552690109  13,072    375,000  SH       SOLE           375,000
 MURPHY OIL CORP.           COM      626717102  21,228    216,500  SH       SOLE           216,500
 NABORS INDUSTRIES, LTD     SHS      G6359F103  25,600    520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  11,896    200,000  SH       SOLE           200,000
 NATIONAL OILWELL VARCO     COM      637071101  12,291    138,538  SH       SOLE           138,538
 NEW JERSEY RESOURCES C     COM      646025106  9,795     300,000  SH       SOLE           300,000
 NOBLE CORP                 SHS      G65422100  38,976    600,000  SH       SOLE           600,000
 NOBLE ENERGY INC.          COM      655044105  34,190    340,000  SH       SOLE           340,000
 NORTHEAST UTILITIES        COM      664397106  5,106     200,000  SH       SOLE           200,000
 OCCIDENTAL PETROLEUM C     COM      674599105  35,944    400,000  SH       SOLE           400,000
 QUESTAR CORP               COM      748356102  21,312    300,000  SH       SOLE           300,000
 ROHM & HAAS CO.            COM      775371107  6,037     130,000  SH       SOLE           130,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  21,653    265,000  SH       SOLE           265,000
 SCHLUMBERGER LTD           COM      806857108  75,201    700,000  SH       SOLE           700,000
 SPECTRA ENERGY CORP.       COM      847560109  3,127     108,812  SH       SOLE           108,812
 SUNCOR ENERGY              COM      867229106  16,274    280,000  SH       SOLE           280,000
 TOTAL S.A.             SPONSORED ADR89151E109  33,255    390,000  SH       SOLE           390,000
 TRANSOCEAN INC             SHS      G90073100  36,262    237,953  SH       SOLE           237,953
 WEATHERFORD INT'L. LTD     COM      G95089101  48,951    987,120  SH       SOLE           987,120
 WILLIAMS COMPANIES, IN     COM      969457100  18,140    450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  33,399    487,500  SH       SOLE           487,500
                                               1,135,810
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